Net fee and commission income (Tables)	6 Months Ended
Jun. 30, 2023
Fee and commission income (expense) [abstract]
Total fees in scope of IFRS 15 revenues from contracts with customers
Fee and commission income is disaggregated below and includes a total for fees in scope of IFRS 15, Revenue from Contracts with Customers:

	Corporate and Investment Bank	Consumer, Cards and Payments	Head Office	Total
Half year ended 30.06.23	£m	£m	£m	£m
Fee type
Transactional	242	1,583	—	1,825
Advisory	363	94	—	457
Brokerage and execution	999	43	—	1,042
Underwriting and syndication	1,036	—	—	1,036
Other	49	36	8	93
Total revenue from contracts with customers	2,689	1,756	8	4,453
Other non-contract fee income	71	3	—	74
Fee and commission income	2,760	1,759	8	4,527
Fee and commission expense	(747)	(973)	(1)	(1,721)
Net fee and commission income	2,013	786	7	2,806

	Corporate and Investment Bank	Consumer, Cards and Payments	Head Office	Total
Half year ended 30.06.22	£m	£m	£m	£m
Fee type
Transactional	216	1,229	—	1,445
Advisory	440	72	—	512
Brokerage and execution	734	28	—	762
Underwriting and syndication	1,101	—	—	1,101
Other	30	78	11	119
Total revenue from contracts with customers	2,521	1,407	11	3,939
Other non-contract fee income	67	2	—	69
Fee and commission income	2,588	1,409	11	4,008
Fee and commission expense	(461)	(707)	(1)	(1,169)
Net fee and commission income	2,127	702	10	2,839